Uncommon Investment Funds Trust

(the “TRUST”)

Fund	Ticker/Symbol	Principal Listing Exchange
Uncommon Generosity 50 Equity ETF	UGEN	NYSE Arca
Uncommon Portfolio Design Core Equity ETF	UGCE	NYSE Arca

Supplement dated June 29, 2021

to the Funds’ Prospectus dated April 8, 2021, as supplemented

The following provides new and additional information beyond that contained in the Funds’ current Prospectus and should be read in conjunction with the Funds’ current Prospectus.

The Uncommon Generosity 50 Equity ETF (“UGEN”) has not commenced operations and is not currently offered for sale.

Effective as of June 25, 2021, John Pileggi has resigned as an Interested Trustee of the Trust, the President and Principal Executive Officer of the Trust and the Portfolio Manager of UGEN, and Eric Rubin has been appointed as an Interested Trustee of the Trust, the President and Principal Executive Officer of the Trust and the Portfolio Manager of UGEN. Accordingly, effective immediately:

In the subsection entitled “Portfolio Management” within the section entitled “Fund Summary -Uncommon Generosity 50 Equity ETF” beginning on page 5 of the Prospectus, the information for John Pileggi is deleted in its entirety and replaced with the following:

Portfolio Management

Manager Name	Primary Title	Firm	Managed the Fund Since
Eric Rubin	President and Portfolio Manager	Uncommon Advisors	2021

In the subsection entitled “Portfolio Managers” within the section entitled “Management of the Fund” beginning on page 16 of the Prospectus, the information for John Pileggi is deleted in its entirety and replaced with the following:

Eric Rubin, Portfolio Manager. Mr. Rubin is the Chief Investment Officer of Uncommon Giving Corporation (since 2021), the parent of the Advisor, President and CEO of Uncommon Investment Advisors, and portfolio manager of the Uncommon Generosity 50 Equity ETF. Mr. Rubin served as a Senior Advisor to Uncommon Giving Corporation from March 2020 to May 2021 and from January 2019 to September 2019. He has also served as the Chief Operating Officer of Uncommon Investment Advisors LLC since November 2020. Prior to that, Mr. Rubin was Senior Managing Director of Axiom Integrated Advisor Solutions (January 2018 to May 2020); Chief Executive Officer of Yellowstone Partners, LLC (February 2017 to November 2017); President of American Independence Financial Services, LLC (February 2005 to February 2017) and President of American Independence Funds Trust (March 2006 to December 2015).

You should read this Supplement in conjunction with the Prospectus dated April 8, 2021, as supplemented on April 15, 2021 and June 4, 2021, which provides information that you should know about the Funds before investing and should be retained for future reference. This document is available upon request and without charge by calling the Funds at 1-888-291-2011.

Uncommon Investment Funds Trust

(THE “TRUST”)

Fund	Ticker/Symbol	Principal Listing Exchange
Uncommon Generosity 50 Equity ETF	UGEN	NYSE Arca
Uncommon Portfolio Design Core Equity ETF	UGCE	NYSE Arca

Supplement dated June 29, 2021

to the Funds’ Statement of Additional Information (“SAI”) dated April 8, 2021, as supplemented

The following provides new and additional information beyond that contained in the Funds’ current SAI and should be read in conjunction with the Funds’ current SAI.

The Uncommon Generosity 50 Equity ETF (“UGEN”) has not commenced operations and is not currently offered for sale.

Effective as of June 25, 2021, John Pileggi has resigned as an Interested Trustee of the Trust, the President and Principal Executive Officer of the Trust and the Portfolio Manager of UGEN, and Eric Rubin has been appointed as an Interested Trustee of the Trust, the President and Principal Executive Officer of the Trust and the Portfolio Manager of UGEN. In addition, Robert Korljan has resigned as a Trustee of the Trust. Accordingly, effective immediately:

The table for the Interested Trustees and Officers of the Trust within the subsection entitled
“Board of Trustees” within the section entitled “Management of the Trust” beginning on page 7 of the SAI is amended and restated as follows:

INTERESTED TRUSTEE and OFFICERS OF THE TRUST

Includes each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and the Officers of the Trust

Address and Age[1]	Position(s) Held with the Trust[2]	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	# of Trust Portfolios Overseen by Trustee[2]	Other Directorships Held by Trustee During Past 5 Years
Eric Rubin, 54	Interested Trustee, President, Principal Executive Officer,	Indefinite/since 2020 (Treasurer and Principal Financial Officer) and 2021 (Interested	Chief Investment Officer of Uncommon Giving Corporation and President and CEO of the Advisor; Chief Operating Officer of the Advisor (since November 2020); Senior Advisor to Uncommon Giving Corporation (since 2020), a	NA	NA

	Treasurer and Principal Financial Officer	Trustee, President and Principal Executive Officer)	financial services company founded to awaken generosity and help increase charitable giving and the parent of the Advisor; Board Member of Uncommon Charitable Impact, Inc., a non-profit 501(c)(3) (since 2020); Senior Managing Director of Axiom Integrated Advisor Solutions (2018–2020); CEO of Yellowstone Partners, LLC (February 2017 to November 2017); President of American Independence Financial Services (2005-2015); President, Fund Services of Manifold Fund Advisors LLC (2015-2016)
Thaddeus Leszczynski, 74	Secretary and Chief Compliance Officer	Since 2020	Secretary and Chief Compliance Officer of the Advisor (since 2019); President of American Independence Funds Trust (2018–2019); Founding member and principal of Compliance Solutions Associates LLC (since 2009)	NA	NA
Brian Curley, 50	Assistant Treasurer	Since 2020	Vice President of Fund Administration at Ultimus Fund Solutions, LLC (since 2019); Vice President of Fund Administration for Gemini Fund Services, LLC (2015–2019); Officer for various mutual funds and exchange-traded funds for which Ultimus Fund Solutions, LLC provides services	NA	NA
Jesse Hallee, 44	Assistant Secretary	Since 2020	Vice President and Senior Managing Counsel at Ultimus Fund Solutions, LLC (since 2019); Vice President and Managing Counsel at State Street Bank and Trust Company (2013–2019)	NA	NA

1.	The mailing address of each Trustee and officer is c/o Uncommon Investment Funds Trust, 75 Virginia Road, 2nd Floor, Suite V1, North White Plains, NY 10603.
2.	The Trust consists of two series.

In the subsection entitled “Trustee Attributes” within the subsection entitled “Board of Trustees” within the section entitled “Management of the Trust,” beginning on page 9 of the SAI, the information for Robert Korljan is deleted in its entirety. In addition, the information for John Pileggi is deleted in its entirety and replaced with the following:

Eric Rubin (Interested Trustee). Mr. Rubin has been an Interested Trustee and President of the Trust since June 2021. Mr. Rubin is also Chief Investment Officer of Uncommon Giving Corporation, the parent of the Advisor, and President and CEO of Uncommon Investment Advisors. Mr. Rubin served as a Senior Advisor to Uncommon Giving Corporation from March 2020 to May 2021, and from January 2019 to September 2019. He has also served as the Chief Operating Officer of Uncommon Investment Advisors LLC since November 2020. Prior to that, Mr. Rubin was Senior Managing Director of Axiom Integrated Advisor Solutions (January 2018 to May 2020); Chief Executive Officer of Yellowstone Partners, LLC (February 2017 to November 2017); President of American Independence Financial Services, LLC (February 2005 to February 2017) and President of American Independence Funds Trust (March 2006 to December 2015). As President of American Independence Financial Services, Mr. Rubin was responsible for all operations, fund compliance, and financial aspects of the firm. At its peak, American Independence managed 12 mutual funds and had $1.4 billion in AUM in mutual funds and separate accounts. For the Funds, he served as the Principal Executive Officer of the American Independence and NestEgg Funds,

responsible for all SEC filings, Board of Trustee Meetings, Funds’ budgets and expense accruals, and the Funds’ annual and semi-annual reports.

Mr. Rubin attended Colgate University from 1984 to 1988. He was selected as a Trustee based on his business experience and extensive previous service in the mutual fund industry.

In the subsection entitled “Trustee Compensation” within the subsection entitled “Board of Trustees” within the section entitled “Management of the Trust,” beginning on page 11 of the SAI, the disclosure immediately following the Trustee compensation table is amended and restated as follows:

Eric Rubin, who is an Interested Trustee, receives no compensation from the Trust for serving as a Trustee.

The subsection entitled “Portfolio Manager Information” within the subsection entitled “Portfolio Managers of the Funds” within the section entitled “Investment Advisory and Other Services,” beginning on page 13 of the SAI, is amended and restated as follows:

The portfolio managers are responsible for the day-to-day management of certain other accounts, including other affiliated funds in the Trust. The following tables indicate the number of accounts and asset under management (in millions) for each type of account for each portfolio manager as of December 31, 2020, except as otherwise noted.

	Registered Investment Companies[1]		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager[1]	Accounts	Total Assets ($mm)	Accounts	Total Assets ($mm)	Accounts	Total Assets ($mm)
Uncommon Advisors
Eric Rubin[2]	1	0	0	0	0	0
Portfolio Design
Wes Strode	1	0	0	0	4,315	565
Paul Knipping	1	0	0	0	4,315	565

1.	None of the Portfolio Managers named managed any accounts for which performance-based fees were earned.
2.	Information for Mr. Rubin is as of June 25, 2021.

You should read this Supplement in conjunction with the SAI dated April 8, 2021, as supplemented on April 15, 2021 and June 4, 2021, which provides information that you should know about the Funds before investing and should be retained for future reference. This document is available upon request and without charge by calling the Funds at 1-888-291-2011.